8. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan originated from sales of other real estate owned
Federal statutory corporate income tax rate (in hundredths)	34.00%
Reconciliation of tax expense (benefit) from the federal tax rate to the effective tax rate [Abstract]
Statutory rate applied to earnings (losses) before income taxes	$ 595	$ (406)
Reduction in taxes from:
Tax exempt interest	(164)	(187)
Life Insurance proceeds	(78)
Deferred Tax Valuation allowance	(1,000)	(2,000)
Other, net	(130)	(86)
Income tax expense (benefit)	$ (777)	$ (2,679)